Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Profit for the year	₺ 3,276,690	₺ 2,177,335	₺ 2,037,759
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	(36,385)	12,699	(3,738)
Income tax relating to remeasurements of employee termination benefits	8,005	(2,794)	748
Remeasurements of employee benefits, net of tax	(28,380)	9,905	(2,990)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	431,810	424,817	27,959
Exchange differences arising from discontinued operations	104,986	425,371	72,190
Fair value reserve	4,451
Cash flow hedges – effective portion of changes in fair value	221,488	630,191
Cash flow hedges – reclassified to profit or loss	(439,365)	(611,035)
Cost of hedging reserve – changes in fair value	97,373	(390,267)
Cost of hedging reserve – reclassified to profit or loss	(21,768)	42,665
Loss on hedges of net investments in foreign operations	(55,389)
Income tax relating to these items	(56,728)	(154,409)	(107,299)
-Income tax relating to exchange differences	(99,234)	(226,667)	(107,299)
-Income tax relating to fair value reserve	(979)
-Income tax relating to hedges of net investments	12,186
-Income tax relating to cost of hedging reserve	(16,634)	76,472
-Income tax relating to cash flow hedges	47,933	(4,214)
Items that may be reclassified to profit or loss, net of tax	286,858	367,333	(7,150)
Other comprehensive income, net of income tax	258,478	377,238	(10,140)
Total comprehensive income for the year	3,535,168	2,554,573	2,027,619
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	3,505,496	2,398,930	1,968,102
Non-controlling interests	29,672	155,643	59,517
Total comprehensive income for the year	3,535,168	2,554,573	2,027,619
Owners of Turkcell Iletisim Hizmetleri AS	3,505,496	2,398,930	1,968,102
Continuing operations [member]
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	2,628,074	1,957,396	1,903,109
Owners of Turkcell Iletisim Hizmetleri AS	2,628,074	1,957,396	1,903,109
Discontinued operations [member]
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	877,422	441,534	64,993
Owners of Turkcell Iletisim Hizmetleri AS	₺ 877,422	₺ 441,534	₺ 64,993